Trade and Accounts Payables - Schedule of Trade and Accounts Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and Accounts Payables [Abstract]
Trade accounts payable	$ 23,470,268	$ 24,266,237
Capital accruals	5,615,601	5,615,601
Accrued interest on borrowings	3,469,162	3,519,648
Accrued expenses	5,239,291	1,512,726
VAT payable	721,564	339,397
SEC settlement obligation		5,000,000
Total trade and accounts payable	$ 38,515,886	$ 40,253,609